BUSINESS COMBINATION (Tables)	12 Months Ended
Dec. 31, 2018
Business Combination Disclosure [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table presents the amounts recognized for assets acquired and liabilities assumed for TianXinFu as of the acquisition date. The noncontrolling interest represents the fair value of the 20% equity interest not held by the Company:

As of January 01, 2018
USD
Cash and cash equivalents	97,702,278
Accounts receivable	312,832
Inventories	2,745,771
Other current assets	283,824
Property, plant and equipment	6,522,447
Land use rights	4,135,141
Intangible assets	63,725,856
Deferred income tax assets	480,334
Current liabilities	(6,129,418)
Deferred income tax liabilities	(10,382,902)
Fair value of noncontrolling interest	(53,871,002)
Goodwill	329,364,009
Total purchase consideration	434,889,170

Business Acquisition, Pro Forma Information	Unaudited pro forma consolidated statements of comprehensive income for the year ended December 31, 2017 :
December 31, 2017
USD
Sales	412,248,989
Net income	100,749,486